Debt (Tables)	6 Months Ended
Jun. 30, 2025
Debt [Abstract]
Schedule of Debt
	June 30, 2025	December 31, 2024
	USD	USD
Loan 1 – Property loan	1,754,080	1,689,025
Loan 2 – Bridge loan	52,667	192,686
Loan 3 – Bridge loan	104,468	177,969
Loan 4 – Money market loan	1,724,408	1,617,290
Loan 5 – Property loan	1,085,901	1,064,773
Loan 6 – Convertible note	936,753	940,077
Loan 7 – Business Venture loan	336,770	346,971
	5,995,047	6,028,791

Represented by:
Current liabilities	3,084,988	3,122,678
Non-current liabilities	2,910,059	2,906,113
	5,995,047	6,028,791